Label	Element	Value
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio
Objective [Heading]	oef_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Portfolio seeks to provide long-term capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity or variable life insurance contract. If they were included, your costs would be higher. Please refer to your variable contract prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year ended December 31, 2024, the Portfolio's portfolio turnover rate was 130% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	130.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of mid-capitalization companies. Securities will be selected using a proprietary quantitative model and will consist primarily of equity securities of companies with similar capitalizations of the companies included in the Russell Midcap® Growth Index. However, the Portfolio may invest in securities outside the Russell Midcap® Growth Index capitalization range. The model systematically tracks and ranks the characteristics of large- and mid-capitalization growth issuers located in the United States, and is designed to select stocks based on an analysis of a wide range of factors, such as relative value, earnings quality, market sentiment, and thematic insights. The Portfolio's sub-adviser is BlackRock Investment Management, LLC ("BlackRock" or the "Sub-Adviser"). The growth investment style generally involves investing in stocks of companies that have shown historical and/or expected above-average growth in such financial metrics as revenue, earnings, cash flow and profit margin.

The Portfolio primarily seeks to buy common stock and may also invest in preferred stock and convertible securities listed in U.S. equity markets.

Equity securities include common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock. Preferred stock is a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock), and their value usually reflects both the stream of current income payments and the market value of the underlying common stock.

The Portfolio may use derivatives, including futures, to gain equity exposure and to manage cash flows into or out of the Portfolio effectively. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gas), a currency or an index, including but not limited to the Russell Midcap® Growth Index.

Strategy Portfolio Concentration [Text]	oef_StrategyPortfolioConcentration	Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of mid-capitalization companies.
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class I shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class I shares compared with the returns of two indexes.The Russell Midcap® Growth Index serves as the Portfolio's performance index because the Adviser believes it is more representative of the Portfolio's investment strategy. The Russell 1000® Index serves as the Portfolio's regulatory index and provides a broad measure of market performance. The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. Because all of the Portfolio's shares are invested in the same portfolio of securities, returns for the Portfolio's Class II shares differ only to the extent that the classes do not have the same expenses. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio.
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Class I Annual Total Return by Calendar Year
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Highest Quarter	2nd Quarter 2020	29.93%
Lowest Quarter	2nd Quarter 2022	-20.75%

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	29.93%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(20.75%)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio | Convertible Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Convertible Securities Risk: The market value of a convertible security is usually inversely related to the market interest rate. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. A convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock into which it may be converted.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Derivatives Risk: The use of derivatives may increase costs, reduce the Portfolio's returns and/or increase volatility. The use of derivatives may also result in leverage, which can magnify the effects of changes in the value of investments, make such investments more volatile and expose the Portfolio to losses that exceed the initial amount invested. Many types of derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligation. Derivatives are subject to risks arising from margin requirements. In addition, the fluctuations in the values of derivatives may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose the Portfolio to losses and could make derivatives more difficult to value accurately. Derivative investments are further subject to regulatory risks, from both U.S. and foreign regulators that may impact the availability, liquidity and costs associated with such investments and potentially limit the ability of mutual funds to invest in derivatives.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio | Equity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Equity Risk: Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio | Growth Stock Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Growth Stock Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investors' perceptions of the issuing company's growth potential. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. The growth investing style can also fall out of favor, which may lead the Portfolio to underperform other funds that use different investing styles.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio | Issuer Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Issuer Risk: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance or the historical and prospective earnings of the issuer.
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio | Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Management Risk: The Portfolio's strategies may not produce the desired results, and may result in losses to the Portfolio.
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market Risk: Overall securities market risks may affect the value of individual securities. The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets. Local, regional or global events such as war, military conflict, geopolitical disputes, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions, increased government spending, social or political unrest or other events, or the threat or potential threat of one or more such events and developments, could also have a significant impact on the Portfolio and its investments.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio | Mid Cap Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Mid Cap Risk: The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies. Medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio | Portfolio Turnover Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Portfolio Turnover Rate Risk: A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses, including higher transaction costs, which must be borne by the Portfolio and its shareholders.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio | Quantitative Investing Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Quantitative Investing Risk: Investments selected using quantitative analysis or "models" may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors' historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the use of these models will result in effective investment decisions for the Portfolio.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio | Settlement Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Settlement Risk: Settlement risk is the risk that a settlement in a transfer system does not take place as expected. If the Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio could be liable for any losses incurred.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio | Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio Class I Shares
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.12%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	822
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	67
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	211
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	368
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 822
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio | Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio Class II Shares
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.12%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,120
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	93
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	290
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	504
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,120
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio | Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio Class III Shares
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.12%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.81%
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	The "Other Expenses" for Class III shares are based on estimated amounts.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,002
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	83
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	259
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	450
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,002
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	24.51%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.28%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.88%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	22.10%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.47%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.43%
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio Class I Shares
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	(3.07%)
Annual Return [Percent]	oef_AnnlRtrPct	32.68%
Annual Return [Percent]	oef_AnnlRtrPct	36.52%
Annual Return [Percent]	oef_AnnlRtrPct	14.29%
Annual Return [Percent]	oef_AnnlRtrPct	(26.44%)
Annual Return [Percent]	oef_AnnlRtrPct	24.42%
Annual Return [Percent]	oef_AnnlRtrPct	21.55%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	21.55%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.66%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.40%
Performance Inception Date	oef_PerfInceptionDate	Nov. 01, 2017
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio Class II Shares
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	21.23%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.36%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.12%
Performance Inception Date	oef_PerfInceptionDate	Nov. 01, 2017

[1]	The "Other Expenses" for Class III shares are based on estimated amounts.